UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Income Fund

March 31, 2016

EMI-QTLY-0516
1.799872.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.4%
		Principal Amount(a)	Value
Argentina - 0.1%
YPF SA 8.5% 3/23/21 (b)		$3,580,000	$3,584,475
Azerbaijan - 2.2%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		9,095,000	8,412,875
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		37,865,000	37,900,972
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		18,225,000	15,993,750
6.95% 3/18/30 (Reg. S)		13,250,000	11,891,875

TOTAL AZERBAIJAN			74,199,472

Bermuda - 0.2%
Qtel International Finance Ltd. 7.875% 6/10/19 (Reg. S)		5,010,000	5,848,233
Brazil - 1.1%
Banco Nacional de Desenvolvimento Economico e Social:
6.369% 6/16/18 (b)		13,145,000	13,558,805
6.5% 6/10/19 (b)		7,495,000	7,727,345
Caixa Economica Federal:
2.375% 11/6/17 (b)		4,875,000	4,667,813
4.25% 5/13/19 (b)		10,425,000	9,903,750
7.25% 7/23/24 (b)(c)		1,715,000	1,351,420

TOTAL BRAZIL			37,209,133

British Virgin Islands - 0.2%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (b)	BRL	20,415,000	5,280,255
Canada - 0.3%
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		555,000	380,175
7% 2/15/21 (b)		1,460,000	978,200
7.25% 10/15/19 (b)		1,755,000	1,259,213
7.25% 5/15/22 (b)		2,595,000	1,738,650
Pacific Rubiales Energy Corp.:
5.125% 3/28/23 (b)		14,785,000	2,513,450
5.375% 1/26/19 (b)		1,115,000	178,729
5.625% 1/19/25 (b)(d)		9,540,000	1,514,475

TOTAL CANADA			8,562,892

Cayman Islands - 0.4%
Brazil Minas SPE 5.333% 2/15/28 (b)		6,985,000	5,954,713
Lamar Funding Ltd. 3.958% 5/7/25 (b)		8,030,000	7,198,895

TOTAL CAYMAN ISLANDS			13,153,608

Chile - 0.5%
Corporacion Nacional del Cobre de Chile (Codelco) 4.5% 9/16/25 (b)		10,595,000	10,798,350
Empresa Nacional de Petroleo:
4.75% 12/6/21 (b)		2,600,000	2,721,046
5.25% 8/10/20 (b)		3,750,000	4,029,619

TOTAL CHILE			17,549,015

Colombia - 0.3%
Ecopetrol SA 7.375% 9/18/43		9,110,000	8,335,650
Costa Rica - 0.3%
Banco de Costa Rica 5.25% 8/12/18 (b)		1,645,000	1,665,563
Banco Nacional de Costa Rica 6.25% 11/1/23 (b)		1,600,000	1,564,000
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		3,400,000	2,516,000
6.95% 11/10/21 (b)		3,639,000	3,629,903

TOTAL COSTA RICA			9,375,466

Croatia - 0.0%
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		1,580,000	1,620,764
Georgia - 0.6%
Georgian Oil & Gas Corp. 6.875% 5/16/17 (b)		21,290,000	21,298,516
India - 0.1%
ICICI Bank Ltd. 7.25% (b)(c)(e)		2,000,000	2,011,298
Indonesia - 2.6%
PT Pertamina Persero:
4.3% 5/20/23 (b)		6,240,000	6,086,727
4.875% 5/3/22 (b)		8,610,000	8,745,900
5.25% 5/23/21 (b)		14,105,000	14,764,578
5.625% 5/20/43 (b)		9,025,000	7,948,651
6% 5/3/42 (b)		13,286,000	12,127,634
6.45% 5/30/44 (b)		12,565,000	12,208,908
6.5% 5/27/41 (b)		17,765,000	17,327,004
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		4,770,000	5,145,876

TOTAL INDONESIA			84,355,278

Ireland - 2.2%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		5,300,000	5,379,500
SCF Capital Ltd. 5.375% 10/27/17 (b)		6,750,000	6,831,540
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (b)		5,900,000	5,789,375
5.375% 2/13/17 (b)		5,005,000	5,068,684
5.45% 11/22/17 (b)		9,210,000	9,327,833
5.942% 11/21/23 (b)		8,685,000	8,446,163
6.025% 7/5/22 (b)		5,110,000	4,996,047
6.8% 11/22/25 (b)		8,000,000	8,012,016
6.902% 7/9/20 (b)		17,060,000	17,593,125

TOTAL IRELAND			71,444,283

Israel - 0.9%
B Communications Ltd. 7.375% 2/15/21 (b)		9,765,000	10,570,613
Israel Electric Corp. Ltd.:
5.625% 6/21/18 (Reg. S)		6,180,000	6,564,334
7.25% 1/15/19 (Reg. S)		7,810,000	8,641,562
7.75% 12/15/27 (Reg. S)		2,776,000	3,289,560

TOTAL ISRAEL			29,066,069

Kazakhstan - 2.0%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		6,670,000	5,944,638
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		5,030,000	4,174,900
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (b)		12,630,000	12,978,841
7% 5/5/20 (b)		18,385,000	19,304,250
9.125% 7/2/18 (b)		21,430,000	23,364,058
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		1,955,000	1,870,661

TOTAL KAZAKHSTAN			67,637,348

Luxembourg - 5.1%
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		15,800,000	16,874,084
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		13,990,000	13,768,958
5.375% 1/27/21		24,420,000	20,186,305
6.125% 10/6/16		6,855,000	6,924,921
6.75% 1/27/41		21,775,000	15,656,225
8.375% 12/10/18		26,891,000	26,756,545
RSHB Capital SA:
5.1% 7/25/18 (b)		15,635,000	15,884,847
5.298% 12/27/17 (b)		28,845,000	29,325,269
6% 6/3/21 (Reg. S) (c)		3,405,000	3,340,305
6.299% 5/15/17 (Reg. S)		18,710,000	19,124,352
8.5% 10/16/23 (b)		2,460,000	2,345,266

TOTAL LUXEMBOURG			170,187,077

Malaysia - 0.7%
1MDB Global Investments Ltd. 4.4% 3/9/23		12,400,000	11,544,090
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		4,180,000	5,662,901
Petronas Capital Ltd. 7.875% 5/22/22 (b)		4,415,000	5,682,652

TOTAL MALAYSIA			22,889,643

Mexico - 10.0%
Comision Federal de Electricid:
4.875% 5/26/21 (b)		4,745,000	5,000,044
4.875% 1/15/24 (b)		10,990,000	11,292,225
Grupo Televisa SA de CV 6.125% 1/31/46		3,080,000	3,264,800
Pemex Project Funding Master Trust:
6.625% 6/15/35		46,970,000	45,091,200
8.625% 2/1/22		8,763,000	10,077,450
Petroleos Mexicanos:
3.5% 1/30/23		3,785,000	3,430,156
4.5% 1/23/26		27,315,000	25,334,663
4.875% 1/24/22		23,340,000	23,164,950
4.875% 1/18/24		5,785,000	5,670,746
5.5% 2/4/19 (b)		8,755,000	9,170,863
5.5% 1/21/21		13,345,000	13,845,438
5.5% 6/27/44		13,515,000	11,229,614
5.625% 1/23/46		14,958,000	12,570,703
6.375% 2/4/21 (b)		11,335,000	12,088,778
6.375% 1/23/45		26,375,000	24,449,625
6.5% 6/2/41		71,175,000	67,011,263
6.625% (b)(e)		26,615,000	24,153,113
6.875% 8/4/26 (b)		22,920,000	24,810,900

TOTAL MEXICO			331,656,531

Netherlands - 2.5%
Bulgaria Steel Finance BV 12% 5/4/13 unit (d)	EUR	600,000	0
Dilijan Finance BV 12% 7/29/20 (b)		1,980,000	1,891,296
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (b)		3,505,000	3,448,044
6.95% 7/10/42 (b)		12,065,000	10,617,200
Majapahit Holding BV:
7.75% 1/20/20 (b)		5,675,000	6,483,688
7.875% 6/29/37 (Reg. S)		4,700,000	5,525,602
8% 8/7/19 (b)		3,010,000	3,435,313
Petrobras Global Finance BV:
3.25% 3/17/17		1,620,000	1,589,625
6.25% 3/17/24		23,600,000	18,872,920
6.85% 6/5/2115		29,670,000	20,694,825
7.25% 3/17/44		13,625,000	10,184,688

TOTAL NETHERLANDS			82,743,201

Philippines - 0.2%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (b)		5,855,000	7,789,457
Qatar - 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (Reg. S)		5,455,000	6,231,792
South Africa - 0.9%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		13,600,000	12,514,720
6.75% 8/6/23 (b)		6,550,000	6,043,685
7.125% 2/11/25 (b)		6,015,000	5,555,574
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		6,075,000	5,487,426

TOTAL SOUTH AFRICA			29,601,405

Sri Lanka - 0.2%
Bank of Ceylon 6.875% 5/3/17 (b)		4,255,000	4,334,781
National Savings Bank 8.875% 9/18/18 (b)		2,625,000	2,736,563

TOTAL SRI LANKA			7,071,344

Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)		306,042	287,679
9.75% 8/14/19 (b)		14,120,000	14,536,540

TOTAL TRINIDAD & TOBAGO			14,824,219

Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (b)		6,300,000	5,972,652
Export Credit Bank of Turkey 5% 9/23/21 (b)		3,420,000	3,433,851
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)		3,080,000	3,020,833

TOTAL TURKEY			12,427,336

United Arab Emirates - 0.2%
DP World Ltd. 6.85% 7/2/37 (Reg. S)		5,530,000	5,637,614
United Kingdom - 0.8%
Biz Finance PLC 9.625% 4/27/22 (b)		28,685,000	25,242,800
SSB #1 PLC 9.375% 3/10/23 (b)		2,955,000	2,556,075

TOTAL UNITED KINGDOM			27,798,875

United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (b)		2,824,312	2,584,246
Venezuela - 3.7%
Petroleos de Venezuela SA:
5.25% 4/12/17		21,655,000	11,000,740
5.375% 4/12/27		54,475,000	17,290,365
5.5% 4/12/37		63,595,000	20,191,413
6% 5/16/24 (b)		59,830,000	18,248,150
6% 11/15/26 (Reg. S)		67,810,000	20,919,385
8.5% 11/2/17 (b)		21,626,666	11,462,133
8.5% 11/2/17 (Reg. S)		5,233,333	2,773,667
9% 11/17/21 (Reg. S)		14,725,000	5,466,656
9.75% 5/17/35 (b)		19,475,000	7,400,500
9.75% 5/17/35		4,955,000	1,882,900
12.75% 2/17/22 (b)		11,435,000	5,208,643

TOTAL VENEZUELA			121,844,552

TOTAL NONCONVERTIBLE BONDS
(Cost $1,414,296,399)			1,303,819,047

Government Obligations - 54.9%
Angola - 0.3%
Angola Republic 9.5% 11/12/25 (b)		11,890,000	10,819,900
Argentina - 1.3%
Argentine Republic:
7% 4/17/17		8,840,000	8,920,542
8.28% 12/31/33 (d)		28,033,750	33,500,331

TOTAL ARGENTINA			42,420,873

Armenia - 1.2%
Republic of Armenia:
6% 9/30/20 (b)		33,770,000	33,376,242
7.15% 3/26/25 (b)		5,555,000	5,468,342

TOTAL ARMENIA			38,844,584

Azerbaijan - 0.2%
Azerbaijan Republic 4.75% 3/18/24 (b)		7,380,000	7,011,000
Barbados - 0.6%
Barbados Government:
7% 8/4/22 (b)		11,709,000	11,504,093
7.25% 12/15/21 (b)		7,679,000	7,585,316

TOTAL BARBADOS			19,089,409

Belarus - 0.1%
Belarus Republic 8.95% 1/26/18		3,570,000	3,712,800
Belize - 0.0%
Belize Government 5% 2/20/38 (b)(f)		2,946,600	1,443,834
Brazil - 6.1%
Brazilian Federative Republic:
2.625% 1/5/23		11,500,000	9,861,250
4.25% 1/7/25		23,460,000	21,524,550
4.875% 1/22/21		13,130,000	13,261,300
5% 1/27/45		23,300,000	18,640,000
5.625% 1/7/41		16,205,000	13,976,813
6% 4/7/26		37,900,000	38,468,500
7.125% 1/20/37		14,195,000	14,336,950
8.25% 1/20/34		32,000,000	35,760,000
8.75% 2/4/25		3,120,000	3,790,800
8.875% 4/15/24		4,005,000	4,806,000
10.125% 5/15/27		6,670,000	9,087,875
12.25% 3/6/30		6,915,000	10,752,825
Caixa Economica Federal 4.5% 10/3/18 (b)		6,530,000	6,366,750

TOTAL BRAZIL			200,633,613

Cameroon - 0.2%
Cameroon Republic 9.5% 11/19/25 (b)		7,625,000	7,167,500
Colombia - 2.6%
Colombian Republic:
4% 2/26/24		10,435,000	10,487,175
4.5% 1/28/26		4,040,000	4,130,900
6.125% 1/18/41		14,320,000	15,036,000
7.375% 9/18/37		44,715,000	52,875,488
11.75% 2/25/20		3,518,000	4,620,893

TOTAL COLOMBIA			87,150,456

Congo - 0.5%
Congo Republic 4% 6/30/29 (f)		23,469,028	17,026,780
Costa Rica - 1.4%
Costa Rican Republic:
4.25% 1/26/23 (b)		14,020,000	12,793,250
4.375% 4/30/25 (b)		8,360,000	7,315,000
5.625% 4/30/43 (b)		2,120,000	1,616,500
7% 4/4/44 (b)		13,535,000	12,215,338
7.158% 3/12/45 (b)		14,970,000	13,547,850

TOTAL COSTA RICA			47,487,938

Croatia - 2.1%
Croatia Republic:
5.5% 4/4/23 (b)		5,890,000	6,214,633
6% 1/26/24 (b)		25,950,000	28,239,828
6.375% 3/24/21 (b)		13,225,000	14,448,313
6.625% 7/14/20 (b)		6,100,000	6,700,850
6.75% 11/5/19		12,545,000	13,763,621

TOTAL CROATIA			69,367,245

Dominican Republic - 1.2%
Dominican Republic:
5.5% 1/27/25 (b)		8,000,000	8,000,000
5.875% 4/18/24 (b)		5,170,000	5,299,250
6.6% 1/28/24 (b)		3,375,000	3,585,938
6.85% 1/27/45 (b)		8,305,000	8,221,950
6.875% 1/29/26 (b)		2,215,000	2,353,438
7.45% 4/30/44 (b)		6,495,000	6,819,750
7.5% 5/6/21 (b)		6,245,000	6,807,050

TOTAL DOMINICAN REPUBLIC			41,087,376

Ecuador - 0.5%
Ecuador Republic:
7.95% 6/20/24 (b)		10,540,000	8,748,200
10.5% 3/24/20 (b)		10,040,000	9,036,000

TOTAL ECUADOR			17,784,200

Egypt - 0.2%
Arab Republic 5.875% 6/11/25 (b)		5,925,000	5,274,435
Arab Republic of Egypt 6.875% 4/30/40 (b)		3,170,000	2,695,134

TOTAL EGYPT			7,969,569

El Salvador - 0.7%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		6,722,000	5,797,725
6.375% 1/18/27 (b)		4,065,000	3,516,225
7.375% 12/1/19		3,695,000	3,676,525
7.625% 2/1/41 (b)		2,940,000	2,502,675
7.65% 6/15/35 (Reg. S)		2,715,000	2,375,625
7.75% 1/24/23 (Reg. S)		2,995,000	2,935,100
8.25% 4/10/32 (Reg. S)		1,930,000	1,828,675

TOTAL EL SALVADOR			22,632,550

Ethiopia - 0.1%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		4,030,000	3,697,525
Gabon - 0.4%
Gabonese Republic:
6.375% 12/12/24 (b)		10,200,000	8,466,000
6.95% 6/16/25 (b)		7,370,000	6,135,525

TOTAL GABON			14,601,525

Ghana - 1.2%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		9,735,000	7,714,988
8.125% 1/18/26 (b)		11,605,000	9,109,925
8.5% 10/4/17		755,000	743,298
10.75% 10/14/30 (b)		22,375,000	21,836,881

TOTAL GHANA			39,405,092

Hungary - 1.1%
Hungarian Republic:
5.375% 2/21/23		6,538,000	7,245,529
5.75% 11/22/23		10,330,000	11,765,870
6.375% 3/29/21		15,263,000	17,339,684

TOTAL HUNGARY			36,351,083

Indonesia - 2.5%
Indonesian Republic:
3.375% 4/15/23 (b)		3,400,000	3,321,603
3.75% 4/25/22 (b)		5,600,000	5,645,170
4.75% 1/8/26 (b)		6,660,000	6,987,053
5.875% 1/15/24 (b)		7,205,000	8,091,273
5.95% 1/8/46 (b)		11,670,000	12,933,838
6.625% 2/17/37		12,975,000	15,042,125
6.75% 1/15/44 (b)		2,410,000	2,913,027
7.75% 1/17/38 (b)		5,990,000	7,704,170
8.5% 10/12/35 (b)		14,490,000	19,620,445

TOTAL INDONESIA			82,258,704

Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		27,125,000	18,634,875
Ivory Coast - 0.6%
Ivory Coast:
5.375% 7/23/24 (b)		3,045,000	2,801,400
5.75% 12/31/32		12,700,000	11,715,750
6.375% 3/3/28 (b)		6,070,000	5,766,500

TOTAL IVORY COAST			20,283,650

Jamaica - 0.5%
Jamaican Government:
6.75% 4/28/28		4,710,000	4,827,750
7.625% 7/9/25		2,440,000	2,702,300
7.875% 7/28/45		1,980,000	2,009,700
8% 6/24/19		3,875,000	4,185,000
8% 3/15/39		2,245,000	2,396,538

TOTAL JAMAICA			16,121,288

Jordan - 0.3%
Jordanian Kingdom 6.125% 1/29/26 (b)		9,030,000	9,549,225
Kazakhstan - 0.2%
Kazakhstan Republic 6.5% 7/21/45 (b)		7,285,000	7,565,473
Kenya - 0.4%
Republic of Kenya:
5.875% 6/24/19 (b)		2,750,000	2,699,400
6.875% 6/24/24 (b)		10,855,000	10,230,838

TOTAL KENYA			12,930,238

Lebanon - 1.9%
Lebanese Republic:
5.45% 11/28/19		8,145,000	8,001,322
6.1% 10/4/22		7,905,000	7,712,118
6.6% 11/27/26		8,060,000	7,819,006
6.65% 2/26/30(Reg. S)		8,250,000	8,041,605
6.75% 11/29/27 (Reg. S)		6,300,000	6,284,754
7.05% 11/2/35(Reg. S)		4,040,000	4,035,758
8.25% 4/12/21 (Reg.S)		13,105,000	14,194,759
9% 3/20/17		5,355,000	5,552,707

TOTAL LEBANON			61,642,029

Mexico - 0.7%
United Mexican States:
7.5% 4/8/33		2,500,000	3,431,250
8.3% 8/15/31		9,880,000	14,721,200
11.5% 5/15/26		3,595,000	5,809,520

TOTAL MEXICO			23,961,970

Mongolia - 0.2%
Mongolian People's Republic:
4.125% 1/5/18 (Reg. S)		3,355,000	3,069,825
5.125% 12/5/22 (Reg. S)		3,360,000	2,605,633

TOTAL MONGOLIA			5,675,458

Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (b)		1,822,000	1,894,880
Netherlands - 0.1%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		3,521,875	3,425,023
Pakistan - 0.4%
Islamic Republic of Pakistan:
6.875% 6/1/17 (b)		2,825,000	2,918,406
7.25% 4/15/19 (b)		6,195,000	6,514,507
8.25% 4/15/24 (b)		3,465,000	3,680,204

TOTAL PAKISTAN			13,113,117

Panama - 0.6%
Panamanian Republic:
8.875% 9/30/27		5,299,000	7,590,818
9.375% 4/1/29		7,320,000	10,906,800

TOTAL PANAMA			18,497,618

Peru - 0.5%
Peruvian Republic 8.75% 11/21/33		10,240,000	15,129,600
Philippines - 1.1%
Philippine Republic:
9.5% 2/2/30		9,745,000	16,461,819
10.625% 3/16/25		12,505,000	20,508,725

TOTAL PHILIPPINES			36,970,544

Romania - 0.5%
Romanian Republic:
6.125% 1/22/44 (b)		3,262,000	3,980,051
6.75% 2/7/22 (b)		10,213,000	12,097,299

TOTAL ROMANIA			16,077,350

Russia - 5.4%
Russian Federation:
4.5% 4/4/22 (b)		6,535,000	6,694,728
4.875% 9/16/23 (b)		9,590,000	10,015,508
5.625% 4/4/42 (b)		16,705,000	16,886,884
5.875% 9/16/43 (b)		7,635,000	7,878,175
7.5% 3/15/18	RUB	2,236,550,000	32,307,387
7.5% 3/31/30 (Reg. S)		28,351,750	34,605,409
12.75% 6/24/28 (Reg. S)		41,644,000	69,079,046

TOTAL RUSSIA			177,467,137

Senegal - 0.2%
Republic of Senegal:
6.25% 7/30/24 (b)		2,415,000	2,245,950
8.75% 5/13/21 (b)		5,565,000	5,996,288

TOTAL SENEGAL			8,242,238

Serbia - 0.3%
Republic of Serbia 7.25% 9/28/21 (b)		10,165,000	11,359,388
South Africa - 1.5%
South African Republic:
5.5% 3/9/20		9,690,000	10,260,257
5.875% 9/16/25		10,890,000	11,781,347
6.875% 5/27/19		8,830,000	9,700,285
8% 12/21/18	ZAR	246,540,000	16,519,662

TOTAL SOUTH AFRICA			48,261,551

Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		2,960,000	2,901,164
5.875% 7/25/22 (b)		3,225,000	3,038,073
6% 1/14/19 (b)		3,180,000	3,172,778
6.25% 10/4/20 (b)		4,345,000	4,302,636
6.25% 7/27/21 (b)		4,475,000	4,364,834
6.85% 11/3/25 (b)		5,415,000	5,161,735

TOTAL SRI LANKA			22,941,220

Tanzania - 0.1%
United Republic of Tanzania 6.8921% 3/9/20 (c)		2,453,336	2,465,603
Turkey - 5.9%
Turkish Republic:
4.875% 4/16/43		5,955,000	5,524,751
5.125% 3/25/22		5,305,000	5,576,563
5.625% 3/30/21		10,525,000	11,355,465
5.75% 3/22/24		13,855,000	15,027,133
6% 1/14/41		6,560,000	7,074,566
6.25% 9/26/22		14,140,000	15,723,680
6.75% 5/30/40		3,755,000	4,403,113
6.875% 3/17/36		13,520,000	15,958,711
7% 3/11/19		11,910,000	13,178,415
7% 6/5/20		33,875,000	38,341,080
7.375% 2/5/25		13,805,000	16,545,293
7.5% 11/7/19		26,090,000	29,749,540
8% 2/14/34		2,740,000	3,582,605
11.875% 1/15/30		7,575,000	12,889,756

TOTAL TURKEY			194,930,671

Ukraine - 2.9%
Ukraine Government:
0% 5/31/40 (b)(c)		35,770,000	11,692,498
7.75% 9/1/19 (b)		24,778,000	23,314,859
7.75% 9/1/20 (b)		10,677,000	10,014,492
7.75% 9/1/21 (b)		9,792,000	9,064,846
7.75% 9/1/22 (b)		6,292,000	5,757,180
7.75% 9/1/23 (b)		9,542,000	8,631,693
7.75% 9/1/24 (b)		7,142,000	6,384,591
7.75% 9/1/25 (b)		7,352,000	6,517,180
7.75% 9/1/26 (b)		6,727,000	5,935,770
7.75% 9/1/27 (b)		9,792,000	8,641,930

TOTAL UKRAINE			95,955,039

United States of America - 1.3%
U.S. Treasury Notes 1.5% 2/28/23		44,646,000	44,536,126
Venezuela - 2.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		211,320	845,280
6% 12/9/20		14,095,000	4,721,825
7% 12/1/18 (Reg. S)		8,075,000	3,230,000
7% 3/31/38		8,645,000	2,896,075
7.65% 4/21/25		28,995,000	9,640,838
7.75% 10/13/19 (Reg. S)		13,260,000	4,972,500
8.25% 10/13/24		16,655,000	5,662,700
9% 5/7/23 (Reg. S)		22,080,000	7,728,000
9.25% 9/15/27		23,050,000	9,220,000
9.25% 5/7/28 (Reg. S)		40,490,000	14,272,725
9.375% 1/13/34		19,015,000	6,750,325
11.75% 10/21/26 (Reg. S)		14,165,000	5,559,763
11.95% 8/5/31 (Reg. S)		18,410,000	7,271,950
12.75% 8/23/22		12,445,000	5,351,350

TOTAL VENEZUELA			88,123,331

Vietnam - 0.3%
Vietnamese Socialist Republic:
4.8% 11/19/24 (b)		5,440,000	5,453,274
6.75% 1/29/20 (b)		3,632,000	4,024,732

TOTAL VIETNAM			9,478,006

Zambia - 0.4%
Republic of Zambia:
5.375% 9/20/22 (b)		5,370,000	4,081,200
8.5% 4/14/24 (b)		4,790,000	3,963,725
8.97% 7/30/27 (b)		6,865,000	5,646,463

TOTAL ZAMBIA			13,691,388

TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,854,337,644)			1,816,887,592
		Shares	Value

Common Stocks - 0.1%
Canada - 0.0%
First Quantum Minerals Ltd.		150,000	$789,990
India - 0.1%
Bharti Infratel Ltd.		144,013	830,213
TOTAL COMMON STOCKS
(Cost $2,836,146)			1,620,203

Investment Companies - 2.5%
United States of America - 2.5%
iShares China Large-Cap ETF		485,300	16,388,581
iShares MSCI Brazil Index ETF (h)		1,310,500	34,466,150
iShares MSCI Emerging Markets Index ETF		967,200	33,126,600
TOTAL INVESTMENT COMPANIES
(Cost $83,813,090)			83,981,331
		Principal Amount(a)	Value

Preferred Securities - 0.8%
British Virgin Islands - 0.0%
Magnesita Finance Ltd. 8.625% (b)(e)		425,000	253,166
Cayman Islands - 0.1%
Banco Do Brasil SA 9% (b)(c)(e)		5,875,000	4,229,961
China - 0.1%
Sinochem Group 5% (b)(c)(e)		3,040,000	3,163,855
Colombia - 0.2%
Colombia Telecomunicacines SA 8.5% (b)(c)(e)		6,840,000	5,786,380
India - 0.4%
State Bank of India:
6.439% (c)(e)		10,074,000	10,385,403
7.14% (c)(e)		1,200,000	1,231,904

TOTAL INDIA			11,617,307

TOTAL PREFERRED SECURITIES
(Cost $25,639,108)			25,050,669
		Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.39% (i)		62,706,742	62,706,742
Fidelity Securities Lending Cash Central Fund, 0.42% (i)(j)		36,025,000	36,025,000
TOTAL MONEY MARKET FUNDS
(Cost $98,731,742)			98,731,742
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $3,479,654,129)			3,330,090,584
NET OTHER ASSETS (LIABILITIES) - (0.7)%			(22,839,453)
NET ASSETS - 100%			$3,307,251,131

Currency Abbreviations

BRL – Brazilian real

EUR – European Monetary Unit

RUB – Russian ruble

ZAR – South African rand

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,359,973,354 or 41.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Quantity represents share amount.

 (h) Security or a portion of the security is on loan at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$143,483
Fidelity Securities Lending Cash Central Fund	7,265
Total	$150,748

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$789,990	$789,990	$--	$--
Telecommunication Services	830,213	830,213	--	--
Corporate Bonds	1,303,819,047	--	1,303,819,047	--
Government Obligations	1,816,887,592	--	1,816,042,312	845,280
Investment Companies	83,981,331	83,981,331	--	--
Preferred Securities	25,050,669	--	25,050,669	--
Money Market Funds	98,731,742	98,731,742	--	--
Total Investments in Securities:	$3,330,090,584	$184,333,276	$3,144,912,028	$845,280

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $3,455,030,044. Net unrealized depreciation aggregated $124,939,460, of which $85,675,195 related to appreciated investment securities and $210,614,655 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016